PREPAID EXPENSES (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 0.8	$ 25.7
Expenses previously classified as prepaid	$ 25.2